Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Allowance for Credit Losses
Loans individually or collectively evaluated for their impairment and related allowance, by loan class

	December 31, 2023
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2022	$26,728	$44,684	$36,474	$3,794	$4,759	$8,284	$281	$968	$125,972
Losses charged to allowance	(9,664)	—	—	—	(43)	(298)	(179)	—	(10,184)
Recoveries credited to allowance	5,433	837	143	—	16	260	16	—	6,705
Net losses charged to allowance	(4,231)	837	143	—	(27)	(38)	(163)	—	(3,479)
Provision (credit) charged to operations	13,053	9,770	6,086	1,294	1,080	2,778	200	315	34,576
Balance at December 31, 2023	$35,550	$55,291	$42,703	$5,088	$5,812	$11,024	$318	$1,283	$157,069

	December 31, 2022
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2021	$23,178	$35,390	$35,654	$3,291	$4,073	$7,754	$272	$762	$110,374
Losses charged to allowance	(9,050)	(2)	(16)	—	(160)	(28)	(223)	—	(9,479)
Recoveries credited to allowance	2,894	123	27	—	240	104	38	—	3,426
Net losses charged to allowance	(6,156)	121	11	—	80	76	(185)	—	(6,053)
Provision (credit) charged to operations	9,706	9,173	809	503	606	454	194	206	21,651
Balance at December 31, 2022	$26,728	$44,684	$36,474	$3,794	$4,759	$8,284	$281	$968	$125,972

	December 31, 2021
	Domestic							Foreign
		Commercial
		real estate:
		other	Commercial
		construction &	real estate:	Commercial
		land	farmland &	real estate:	Residential:	Residential:
	Commercial	development	commercial	multifamily	first lien	junior lien	Consumer	Foreign	Total

	(Dollars in Thousands)
Balance at December 31, 2020	$21,908	$37,612	$30,000	$5,051	$3,874	$9,570	$291	$753	$109,059
Losses charged to allowance	(8,083)	(2)	(364)	—	(373)	(25)	(176)	(1)	(9,024)
Recoveries credited to allowance	1,943	—	171	—	60	164	46	—	2,384
Net losses charged to allowance	(6,140)	(2)	(193)	—	(313)	139	(130)	(1)	(6,640)
Provision (credit) charged to operations	7,410	(2,220)	5,847	(1,760)	512	(1,955)	111	10	7,955
Balance at December 31, 2021	$23,178	$35,390	$35,654	$3,291	$4,073	$7,754	$272	$762	$110,374

	December 31, 2023
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$30,872	$7,971	$1,597,358	$27,579
Commercial real estate: other construction & land development	15,701	4,320	2,075,921	50,971
Commercial real estate: farmland & commercial	299	—	2,793,254	42,703
Commercial real estate: multifamily	96	—	380,743	5,088
Residential: first lien	93	—	477,940	5,812
Residential: junior lien	—	—	460,868	11,024
Consumer	—	—	45,121	318
Foreign	—	—	180,695	1,283

Total	$47,061	$12,291	$8,011,900	$144,778

	December 31, 2022
	Loans Individually		Loans Collectively
	Evaluated For		Evaluated For
	Impairment		Impairment
	Recorded		Recorded
	Investment	Allowance	Investment	Allowance

	(Dollars in Thousands)
Domestic
Commercial	$30,747	$2,375	$1,468,006	$24,353
Commercial real estate: other construction & land development	20,483	70	1,969,186	44,614
Commercial real estate: farmland & commercial	94	—	2,568,025	36,474
Commercial real estate: multifamily	117	—	306,384	3,794
Residential: first lien	77	—	425,647	4,759
Residential: junior lien	312	—	439,958	8,284
Consumer	—	—	41,592	281
Foreign	—	—	159,975	968

Total	$51,830	$2,445	$7,378,773	$123,527

Loans accounted on non-accrual basis, by loan class

	December 31, 2023	December 31, 2022

	(Dollars in Thousands)
Domestic
Commercial	$30,872	$30,747
Commercial real estate: other construction & land development	15,701	20,483
Commercial real estate: farmland & commercial	299	94
Commercial real estate: multifamily	96	117
Residential: first lien	202	207
Total non-accrual loans	$47,170	$51,648

Loans accounted for as trouble debt restructuring, by loan class

December 31, 2022
(Dollars in Thousands)
Domestic
Residential: first lien	$1,642
Residential: junior lien	714
Consumer	802
Foreign	55
Total troubled debt restructuring	$3,213

Information regarding the aging of past due loans, by loan class

	December 31, 2023
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$2,387	$1,583	$30,238	$539	$34,208	$1,594,022	$1,628,230
Commercial real estate: other construction & land development	3,460	—	10,245	—	13,705	2,077,917	2,091,622
Commercial real estate: farmland & commercial	1,424	371	93	4	1,888	2,791,665	2,793,553
Commercial real estate: multifamily	369	330	—	—	699	380,140	380,839
Residential: first lien	1,812	1,439	2,545	2,437	5,796	472,236	478,032
Residential: junior lien	1,273	613	1,701	1,701	3,587	457,282	460,869
Consumer	263	11	27	27	301	44,820	45,121
Foreign	1,884	848	889	889	3,621	177,074	180,695
Total past due loans	$12,872	$5,195	$45,738	$5,597	$63,805	$7,995,156	$8,058,961

	December 31, 2022
				90 Days or	Total
	30 - 59	60 - 89	90 Days or	greater &	Past		Total
	Days	Days	Greater	still accruing	Due	Current	Portfolio

	(Dollars in Thousands)
Domestic
Commercial	$1,732	$258	$1,014	$59	$3,004	$1,495,750	$1,498,754
Commercial real estate: other construction & land development	1,130	—	—	—	1,130	1,988,539	1,989,669
Commercial real estate: farmland & commercial	1,744	117	—	—	1,861	2,566,257	2,568,118
Commercial real estate: multifamily	—	—	—	—	—	306,501	306,501
Residential: first lien	2,023	1,068	4,189	4,061	7,280	418,444	425,724
Residential: junior lien	925	771	1,717	1,717	3,413	436,857	440,270
Consumer	281	14	7	7	302	41,290	41,592
Foreign	717	23	288	288	1,028	158,947	159,975
Total past due loans	$8,552	$2,251	$7,215	$6,132	$18,018	$7,412,585	$7,430,603

Summary of the loan portfolio by credit quality indicator, by loan class

	2023	2022	2021	2020	2019	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2023
Domestic
Commercial
Pass	$791,233	$272,919	$364,271	$50,602	$21,468	$74,119	$1,574,612
Special Review	7,613	1,800	164	—	—	—	9,577
Watch List - Pass	11,865	—	—	—	—	—	11,865
Watch List - Substandard	1,180	92	28	—	—	4	1,304
Watch List - Doubtful	27	30,810	35	—	—	—	30,872
Total Commercial	$811,918	$305,621	$364,498	$50,602	$21,468	$74,123	$1,628,230
Commercial
Current-period gross writeoffs	$7,053	$2,187	$155	$264	$2	$3	$9,664
Commercial real estate: other construction & land development
Pass	$938,739	$674,037	$324,238	$96,400	$14,058	$3,219	$2,050,691
Watch List - Substandard	25,230	—	—	—	—	—	25,230
Watch List - Doubtful	2,726	12,975	—	—	—	—	15,701
Total Commercial real estate: other construction & land development	$966,695	$687,012	$324,238	$96,400	$14,058	$3,219	$2,091,622
Commercial real estate: other construction & land development
Commercial real estate: farmland & commercial
Pass	$888,878	$628,653	$415,458	$267,705	$184,164	$248,626	$2,633,484
Special Review	5,205	—	3,357	—	—	—	8,562
Watch List - Pass	16,654	87	233	—	—	—	16,974
Watch List - Substandard	129,644	2,201	—	2,304	84	1	134,234
Watch List - Doubtful	211	88	—	—	—	—	299
Total Commercial real estate: farmland & commercial	$1,040,592	$631,029	$419,048	$270,009	$184,248	$248,627	$2,793,553
Commercial real estate: farmland & commercial
Commercial real estate: multifamily
Pass	$123,523	$94,551	$42,081	$73,652	$10,743	$36,193	$380,743
Watch List - Doubtful	—	96	—	—	—	—	96
Total Commercial real estate: multifamily	$123,523	$94,647	$42,081	$73,652	$10,743	$36,193	$380,839
Commercial real estate: multifamily
Residential: first lien
Pass	$180,127	$83,568	$68,082	$39,935	$27,499	$78,306	$477,517
Watch List - Substandard	—	—	327	—	—	95	422
Watch List - Doubtful	—	93	—	—	—	—	93
Total Residential: first lien	$180,127	$83,661	$68,409	$39,935	$27,499	$78,401	$478,032
Residential: first lien
Current-period gross writeoffs	$—	$—	$—	$—	$—	$43	$43
Residential: junior lien
Pass	$88,628	$76,845	$96,411	$76,490	$34,870	$87,625	$460,869
Total Residential: junior lien	$88,628	$76,845	$96,411	$76,490	$34,870	$87,625	$460,869
Residential: junior lien
Current-period gross writeoffs	$—	$—	$—	$—	$—	$298	$298
Consumer
Pass	$36,639	$5,366	$1,043	$237	$157	$1,679	$45,121
Total Consumer	$36,639	$5,366	$1,043	$237	$157	$1,679	$45,121
Consumer
Current-period gross writeoffs	$54	$115	$9	$—	$1	$—	$179
Foreign
Pass	$116,104	$43,842	$12,317	$2,016	$2,797	$3,619	$180,695
Total Foreign	$116,104	$43,842	$12,317	$2,016	$2,797	$3,619	$180,695
Total Loans	$3,364,226	$1,928,023	$1,328,045	$609,341	$295,840	$533,486	$8,058,961

	2022	2021	2020	2019	2018	Prior	Total

	(Dollars in Thousands)
Balance at December 31, 2022
Domestic
Commercial
Pass	$736,462	$524,879	$96,401	$35,917	$43,792	$29,464	$1,466,915
Special Review	377	213	—	—	—	—	590
Watch List - Substandard	161	149	143	—	49	—	502
Watch List - Doubtful	29,789	—	954	—	—	4	30,747
Total Commercial	$766,789	$525,241	$97,498	$35,917	$43,841	$29,468	$1,498,754
Commercial
Commercial real estate: other construction & land development
Pass	$913,675	$666,347	$173,824	$174,897	$35,069	$5,165	$1,968,977
Special Review	—	—	—	209	—	—	209
Watch List - Doubtful	19,982	407	94	—	—	—	20,483
Total Commercial real estate: other construction & land development	$933,657	$666,754	$173,918	$175,106	$35,069	$5,165	$1,989,669
Commercial real estate: farmland & commercial
Pass	$811,117	$584,134	$456,200	$232,537	$325,214	$81,295	$2,490,497
Special Review	2,855	—	842	—	—	—	3,697
Watch List - Pass	17,060	247	—	—	—	—	17,307
Watch List - Substandard	2,275	—	54,152	96	—	—	56,523
Watch List - Doubtful	94	—	—	—	—	—	94
Total Commercial real estate: farmland & commercial	$833,401	$584,381	$511,194	$232,633	$325,214	$81,295	$2,568,118
Commercial real estate: multifamily
Pass	$127,680	$87,469	$59,035	$12,026	$5,490	$14,684	$306,384
Watch List - Doubtful	117	—	—	—	—	—	117
Total Commercial real estate: multifamily	$127,797	$87,469	$59,035	$12,026	$5,490	$14,684	$306,501
Residential: first lien
Pass	$138,771	$82,466	$49,591	$40,985	$33,814	$79,660	$425,287
Watch List - Substandard	—	360	—	—	—	—	360
Watch List - Doubtful	77	—	—	—	—	—	77
Total Residential: first lien	$138,848	$82,826	$49,591	$40,985	$33,814	$79,660	$425,724
Residential: junior lien
Pass	$92,256	$108,815	$91,130	$41,273	$21,975	$84,509	$439,958
Watch List- Doubtful	—	312	—	—	—	—	312
Total Residential: junior lien	$92,256	$109,127	$91,130	$41,273	$21,975	$84,509	$440,270
Consumer
Pass	$31,962	$6,603	$897	$489	$28	$1,613	$41,592
Total Consumer	$31,962	$6,603	$897	$489	$28	$1,613	$41,592
Foreign
Pass	$124,265	$19,082	$5,362	$4,848	$3,417	$3,001	$159,975
Total Foreign	$124,265	$19,082	$5,362	$4,848	$3,417	$3,001	$159,975
Total Loans	$3,048,975	$2,081,483	$988,625	$543,277	$468,848	$299,395	$7,430,603